SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Property and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment other than software development and conversion cost | Minimum
Property and Equipment
Estimated useful life	2 years
Property, plant and equipment other than software development and conversion cost | Maximum
Property and Equipment
Estimated useful life	21 years
Software Development and Conversion Costs | Minimum
Property and Equipment
Estimated useful life	2 years
Software Development and Conversion Costs | Maximum
Property and Equipment
Estimated useful life	7 years